Supplemental Guarantor Information Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net cash provided by/(used for) operating activities			$ 3,552	$ 2,574	$ 501
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash receipts on sold receivables			0	1,296	2,286
Capital expenditures			(768)	(826)	(1,194)
Payments to acquire business, net of cash acquired			(199)	(248)	0
Net proceeds from/(payments on) intercompany lending activities			0	0	0
Additional investments in subsidiaries			0	0	0
Return of capital				0
Proceeds from net investment hedges			590	24	6
Proceeds from sale of business, net of cash disposed			1,875	18	0
Other investing activities, net			13	24	79
Net cash provided by/(used for) investing activities			1,511	288	1,177
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayments of long-term debt			(4,795)	(2,713)	(2,641)
Proceeds from issuance of long-term debt			2,967	2,990	1,496
Debt prepayment and extinguishment costs	$ (8)	$ (91)	(99)	0	0
Proceeds from issuance of commercial paper			557	2,784	6,043
Repayments of commercial paper			(557)	(3,213)	(6,249)
Net proceeds from/(payments on) intercompany borrowing activities			0	0	0
Dividends paid			(1,953)	(3,183)	(2,888)
Other intercompany capital stock transactions			0	0	0
Other financing activities, net			(33)	(28)	18
Net cash provided by/(used for) financing activities			(3,913)	(3,363)	(4,221)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			(6)	(132)	57
Cash, cash equivalents, and restricted cash
Net increase/(decrease)			1,144	(633)	(2,486)
Balance at beginning of period			1,136	1,769	4,255
Balance at end of period	2,280		2,280	1,136	1,769
Eliminations
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net cash provided by/(used for) operating activities			(1,953)	(3,193)	(2,888)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash receipts on sold receivables				0	0
Capital expenditures			0	0	0
Payments to acquire business, net of cash acquired			0	0
Net proceeds from/(payments on) intercompany lending activities			(2,971)	(1,832)	(99)
Additional investments in subsidiaries			71	41	21
Return of capital				(7)
Proceeds from net investment hedges			0	0	0
Proceeds from sale of business, net of cash disposed			0	0
Other investing activities, net			0	0	0
Net cash provided by/(used for) investing activities			(2,900)	(1,798)	(78)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayments of long-term debt			0	0	0
Proceeds from issuance of long-term debt			0	0	0
Debt prepayment and extinguishment costs			0
Proceeds from issuance of commercial paper			0	0	0
Repayments of commercial paper			0	0	0
Net proceeds from/(payments on) intercompany borrowing activities			2,971	1,832	99
Dividends paid			1,953	3,193	2,888
Other intercompany capital stock transactions			(71)	(34)	(21)
Other financing activities, net			0	0	0
Net cash provided by/(used for) financing activities			4,853	4,991	2,966
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			0	0	0
Cash, cash equivalents, and restricted cash
Net increase/(decrease)			0	0	0
Balance at beginning of period			0	0	0
Balance at end of period	0		0	0	0
Parent Guarantor | Reportable Legal Entities
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net cash provided by/(used for) operating activities			1,953	3,183	2,888
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash receipts on sold receivables				0	0
Capital expenditures			0	0	0
Payments to acquire business, net of cash acquired			0	0
Net proceeds from/(payments on) intercompany lending activities			0	0	0
Additional investments in subsidiaries			(20)	0	(21)
Return of capital				7
Proceeds from net investment hedges			0	0	0
Proceeds from sale of business, net of cash disposed			0	0
Other investing activities, net			0	0	0
Net cash provided by/(used for) investing activities			(20)	7	(21)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayments of long-term debt			0	0	0
Proceeds from issuance of long-term debt			0	0	0
Debt prepayment and extinguishment costs			0
Proceeds from issuance of commercial paper			0	0	0
Repayments of commercial paper			0	0	0
Net proceeds from/(payments on) intercompany borrowing activities			0	0	0
Dividends paid			(1,953)	(3,183)	(2,888)
Other intercompany capital stock transactions			0	0	0
Other financing activities, net			20	(7)	21
Net cash provided by/(used for) financing activities			(1,933)	(3,190)	(2,867)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			0	0	0
Cash, cash equivalents, and restricted cash
Net increase/(decrease)			0	0	0
Balance at beginning of period			0	0	0
Balance at end of period	0		0	0	0
Subsidiary Issuer | Reportable Legal Entities
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net cash provided by/(used for) operating activities			3,308	1,928	1,497
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash receipts on sold receivables				0	0
Capital expenditures			(365)	(339)	(757)
Payments to acquire business, net of cash acquired			(199)	(245)
Net proceeds from/(payments on) intercompany lending activities			2,248	1,626	641
Additional investments in subsidiaries			(51)	(41)	0
Return of capital				0
Proceeds from net investment hedges			604	24	6
Proceeds from sale of business, net of cash disposed			0	0
Other investing activities, net			52	7	56
Net cash provided by/(used for) investing activities			2,289	1,032	(54)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayments of long-term debt			(4,568)	(2,550)	(2,628)
Proceeds from issuance of long-term debt			2,969	2,990	1,496
Debt prepayment and extinguishment costs			(99)
Proceeds from issuance of commercial paper			557	2,784	6,043
Repayments of commercial paper			(557)	(3,213)	(6,249)
Net proceeds from/(payments on) intercompany borrowing activities			(723)	(206)	542
Dividends paid			(1,953)	(3,183)	(2,888)
Other intercompany capital stock transactions			20	(7)	21
Other financing activities, net			(41)	(17)	(5)
Net cash provided by/(used for) financing activities			(4,395)	(3,402)	(3,668)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			0	0	0
Cash, cash equivalents, and restricted cash
Net increase/(decrease)			1,202	(442)	(2,225)
Balance at beginning of period			202	644	2,869
Balance at end of period	1,404		1,404	202	644
Non-Guarantor Subsidiaries | Reportable Legal Entities
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net cash provided by/(used for) operating activities			244	656	(996)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash receipts on sold receivables				1,296	2,286
Capital expenditures			(403)	(487)	(437)
Payments to acquire business, net of cash acquired			0	(3)
Net proceeds from/(payments on) intercompany lending activities			723	206	(542)
Additional investments in subsidiaries			0	0	0
Return of capital				0
Proceeds from net investment hedges			(14)	0	0
Proceeds from sale of business, net of cash disposed			1,875	18
Other investing activities, net			(39)	17	23
Net cash provided by/(used for) investing activities			2,142	1,047	1,330
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayments of long-term debt			(227)	(163)	(13)
Proceeds from issuance of long-term debt			(2)	0	0
Debt prepayment and extinguishment costs			0
Proceeds from issuance of commercial paper			0	0	0
Repayments of commercial paper			0	0	0
Net proceeds from/(payments on) intercompany borrowing activities			(2,248)	(1,626)	(641)
Dividends paid			0	(10)	0
Other intercompany capital stock transactions			51	41	0
Other financing activities, net			(12)	(4)	2
Net cash provided by/(used for) financing activities			(2,438)	(1,762)	(652)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			(6)	(132)	57
Cash, cash equivalents, and restricted cash
Net increase/(decrease)			(58)	(191)	(261)
Balance at beginning of period			934	1,125	1,386
Balance at end of period	$ 876		$ 876	$ 934	$ 1,125